PROPERTY, PLANT, & EQUIPMENT	3 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, & EQUIPMENT

8. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	March 31, 2021	December 31, 2020
Buildings and leasehold improvements	5 to 25	$32,044	$31,827
Drilling rigs, plant and equipment	3 to 15	535,564	534,964
Furniture and fixtures	5	2,270	2,282
Office equipment and tools	3 to 10	41,159	39,174
Vehicles and cranes	5 to 8	6,938	7,429
Less: Accumulated depreciation		(210,249)	(193,261)
Land		5,104	5,104
Capital work in progress		10,819	10,224
Total		$423,649	$437,743

The Company recorded depreciation expense of $26.2 million and $25.3 million for the quarters ended March 31, 2021 and March 31, 2020, respectively, in the Condensed Consolidated Statement of Operations.